Document and Entity Information	12 Months Ended
May 31, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 31, 2013
Entity Registrant Name	ShopEye, Inc.
Entity Central Index Key	0001525896
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	May 31, 2013	May 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 2,223	$ 1,916
Total current assets	2,223	1,916
TOTAL ASSETS	2,223	1,916
CURRENT LIABILITIES
Accounts payable and Accrued liabilities	7,270	3,500
Accrued interest	125
Note payable	3,000
Total liabilities	10,395	3,500
STOCKHOLDERS' EQUITY (DEFICIENCY)
20,000,000 shares authorized, $0.0001 par value. 0 shares issued and outstanding.
480,000,000 shares authorized, $0.0001 par value. 9,650,000 and 9, 350,000 shares issued and outstanding at May 31, 2013 and May 31, 2012, respectively.	965	935
Additional paid-in capital	14,535	11,565
Deficit accumulated during the development stage	(23,672)	(14,084)
Total Stockholders' Equity (Deficiency)	(8,172)	(1,584)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,223	$ 1,916

Balance Sheets (Parenthetical) (USD $)	May 31, 2013	Nov. 01, 2012	May 31, 2012	May 01, 2012	May 10, 2011
Balance Sheets [Abstract]
Preferred Stock, shares authorized	20,000,000		20,000,000
Preferred Stock, par value per share	$ 0.0001		$ 0.0001
Preferred Stock, shares issued	0		0
Preferred Stock, shares outstanding	0		0
Common Stock, shares authorized	480,000,000		480,000,000
Common Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued	9,650,000		9,350,000
Common Stock, shares outstanding	9,650,000		9,350,000

Statement of Operations (USD $)	12 Months Ended		25 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
Statement of Operations [Abstract]
REVENUES
EXPENSES
General and Administrative	4,138	3,998	8,236
Professional Fees	5,450	6,486	15,436
Total Expenses	9,588	10,484	23,672
Loss Before Income Taxes	(9,588)	(10,484)	(23,672)
Provision for Income Taxes
Net Loss	$ (9,588)	$ (10,484)	$ (23,672)
PER SHARE DATA:
Basic and diluted loss per common share
Basic and diluted weighted Average Common shares outstanding	9,524,247	9,029,726

Statement of Stockholders' Equity (Deficiency) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During the Development Stage [Member]
Balance at May. 08, 2011
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001)	$ 9,000	$ 900	$ 8,100
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001), shares		9,000,000
Net Loss	(3,600)			(3,600)
Balance at May. 31, 2011	5,400	900	8,100	(3,600)
Balance, shares at May. 31, 2011		9,000,000
Common shares issued for cash at $0.01 per share (par value $0.0001)	3,500	35	3,465
Common shares issued for cash at $0.01 per share (par value $0.0001), shares		350,000
Net Loss	(10,484)			(10,484)
Balance at May. 31, 2012	(1,584)	935	11,565	(14,084)
Balance, shares at May. 31, 2012	9,350,000	9,350,000
Common shares issued for cash at $0.01 per share (par value $0.0001)	3,000	30	2,970
Common shares issued for cash at $0.01 per share (par value $0.0001), shares		300,000
Net Loss	(9,588)			(9,588)
Balance at May. 31, 2013	$ (8,172)	$ 965	$ 14,535	$ (23,672)
Balance, shares at May. 31, 2013	9,650,000	9,650,000

Statement of Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	1 Months Ended
	Nov. 01, 2012	May 01, 2012	May 11, 2011
Statement of Stockholders' Equity (Deficiency) [Abstract]
Common stock issued, per share	$ 0.01	$ 0.01	$ 0.001
Common Stock, par value per share	$ 0.0001	$ 0.0001

Statement of Cash Flows (USD $)	12 Months Ended		25 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
OPERATING ACTIVITIES
Net Loss	$ (9,588)	$ (10,484)	$ (23,672)
Changes in Operating Assets and Liabilities:
Increase (decrease) accounts payable and accrued liabilities	3,770	(100)	7,270
Increase (decrease) in interest payable	125		125
Net cash used in operating activities	(5,693)	(10,584)	(16,277)
FINANCING ACTIVITIES
Notes payable	3,000		3,000
Common stock issued for cash	3,000	3,500	15,500
Net cash provided by financing activities	6,000	3,500	18,500
INCREASE IN CASH AND CASH EQUIVALENTS	307	(7,084)	2,223
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,916	9,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	2,223	1,916	2,223
Supplemental Cash Flow Disclosures:
Cash paid for Interest expense
Cash paid for Income taxes

GENERAL ORGANIZATION AND BUSINESS	12 Months Ended
May 31, 2013
GENERAL ORGANIZATION AND BUSINESS [Abstract]
GENERAL ORGANIZATION AND BUSINESS
NOTE 1.	GENERAL ORGANIZATION AND BUSINESS

ShopEye, Inc. (the "Company") is a development stage company, incorporated in the State of Florida on May 11, 2011. ShopEye, Inc. with the goal to provide retailers the ability to provide a consumer application with consolidated real-time in store product information. The Company plans to develop the application to provide product information, coupons, ratings, and opinions to enhance the shopping experience.

SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES	12 Months Ended
May 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
NOTE 2.	SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

Accounting Basis

The Company is currently a development stage enterprise reporting under the provisions of FASB ASC 915, Development Stage Entity. These financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents

Cash and cash equivalents are reported in the balance sheet at cost, which approximates fair value. For the purpose of the financial statements cash equivalents include all highly liquid investments with an original maturity of three months or less when purchased.

Earnings (Loss) per Share

The Company adopted FASB ASC 260, Earnings per Share. Basic earnings (loss) per share is calculated by dividing the Company's net income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing the Company's net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. There were no diluted or potentially diluted shares outstanding for all periods presented.

Dividends

The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during the periods shown, and none are contemplated in the near future.

Income Taxes

The Company adopted FASB ASC 740, Income Taxes, at its inception. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. No deferred tax assets or liabilities were recognized as of May 31, 2013 or 2012, respectively.

Advertising

The Company will expense advertising as incurred. The advertising since inception has been $0.00.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Cost Recognition

The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.

Related Parties

Related parties, which can be a corporation, individual, investor or another entity are considered to be related if the party has the ability, directly or indirectly, to control the other party or exercise significant influence over the Company in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company has these relationships.

Property

The Company does not own any real estate or other properties. The Company's office is located 108 Flying Mist Isle, Foster City, CA 94404. Our contact number is 650-339-1077. The business office is located at the home of Ethelinda Corpuz, the CEO of the Company, at no charge to the Company. Such costs are immaterial to the financial statements and, accordingly, have not been reflected therein.

INCOME TAXES	12 Months Ended
May 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 3.	INCOME TAXES

The Company provides for income taxes under ASC Topic 740 which requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect currently.

ASC Topic 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company's opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Therefore, the net deferred tax asset and income tax expense have been fully offset by a valuation allowance at May 31, 2013 and 2012, leaving a balance of $0 for both periods.

The Company has filed all income tax returns since inception.

At May 31, 2013, the Company had estimated net loss carry forwards of approximately $23,672, which expires through its tax year ending 2032. Utilization of the net operating loss carryforwards may be limited in accordance with IRC Section 382 in the event of certain shifts in ownership.

STOCKHOLDERS' EQUITY	12 Months Ended
May 31, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 4.	STOCKHOLDERS' EQUITY

Preferred Stock

As of May 31, 2013, there are 20,000,000 Preferred Shares at $0.0001 par value authorized, none issued and outstanding.

Common Stock

On May 19, 2011, the Company issued 9,000,000 of its $0.0001 par value common stock for $8,100 cash and $900 in a stock subscription receivable to the founder of the Company. The issuance of the shares was made to the sole officer and director (Mr. Marsh) of the Company and an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

On May 1, 2012, the Company issued 350,000 of its $0.0001 par value common stock to six individual shareholders for $3,500. The issuance of the shares was made to six individuals each who are sophisticated and accredited investors, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

On June 1, 2012, Ms. Corpuz became the Company's President, CEO, and sole director, and Mr. Marsh resigned.  Ms. Corpuz acquired all of Mr. Marsh's 9,000,000 shares of common stock as part of the transition as becoming the Company's CEO.

On November 1, 2012, the Company issued 300,000 of its $0.0001 par value common stock to five individual shareholders for $3,000. The issuance of the shares was made to four individuals and one institution, all who are sophisticated and accredited investors, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

There are 480,000,000 Common Shares at $0.0001 par value authorized with 9,650,000 and 9,350,000 shares issued and outstanding at May 31, 2013 and May 31, 2012, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
May 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5.	RELATED PARTY TRANSACTIONS

An officer and director of the Company is involved in business activities outside of the Company and may, in the future, become involved in other business opportunities that become available. They may face a conflict in selecting between the Company and other business interests. The Company has not formulated a policy for the resolution of such conflicts.

GOING CONCERN	12 Months Ended
May 31, 2013
GOING CONCERN [Abstract]
GOING CONCERN
NOTE 6.	GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the period May 11, 2011 (date of inception) through May 31, 2013 the Company has had a net loss of $23,672. As of May 31, 2013, the Company has not emerged from the development stage. In view of these matters, recoverability of any asset amounts shown in the accompanying financial statements is dependent upon the Company's ability to begin operations and to achieve a level of profitability. Since inception, the Company has financed its activities from the sale of equity securities. The Company intends on financing its future development activities and its working capital needs largely from loans and the sale of public equity securities with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations, if ever, are sufficient to fund working capital requirements.

THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
May 31, 2013
THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS
NOTE 7.	THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS

Below is a listing of the most recent accounting standards and their effect on the Company.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board ("FASB") or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In February 2013, the FASB issued ASU No. 2013-02, 'Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This pronouncement was issued to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (i.e. inventory) instead of directly to income or expense in the same reporting period. This pronouncement is effective prospectively for reporting periods beginning after December 15, 2012.

In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." This pronouncement was issued to address implementation issues about the scope of Accounting Standards Update No. 2011-11 and to clarify the scope of the offsetting disclosures and address any unintended consequences. This pronouncement is effective for reporting periods beginning on or after January 1, 2013.

In July 2012, the FASB amended guidance on the annual testing of indefinite-lived intangible assets for impairment. Under the amended guidance, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. This guidance will be effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company has determined that this new guidance will not have a material impact on its consolidated financial statements.

In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11 which amends the guidance in ASC 210, Balance Sheet (ASC 210). The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In June 2011, the FASB issued Accounting Standards ASU 2011-05 to amend the guidance on the presentation of comprehensive income in ASC 220. ASU 2011-05 requires companies to present a single statement of comprehensive income or two separate but consecutive statements, a statement of operations and a statement of comprehensive income. ASU 2011-05 eliminates the alternative to present comprehensive income within the statement of equity. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The ASU should be applied retrospectively and is effective for annual periods beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, which deferred the changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income.

In May 2011, the FASB issued ASU 2011-04, which amends the guidance on fair value measurement in ASC 820 to converge the fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards ("IFRS") fair value measurement and disclosure requirements. The amendments change the wording used to describe the requirements for measuring fair value, changes certain fair value measurement principles and enhances disclosure requirements. This guidance is effective for annual periods beginning after December 15, 2011, applied prospectively.

NOTE PAYABLE	12 Months Ended
May 31, 2013
NOTE PAYABLE [Abstract]
NOTE PAYABLE
NOTE 8.	NOTE PAYABLE
On August 14, 2012, the company issued a note payable in the amount of $3,000 to an unrelated party. The note accrues interest at 5% and is due on demand.

CONCENTRATION OF RISKS	12 Months Ended
May 31, 2013
CONCENTRATIONS OF RISKS [Abstract]
CONCENTRATIONS OF RISKS
NOTE 9.	CONCENTRATIONS OF RISKS

Cash Balances

The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (FDIC). All other deposit accounts at FDIC-insured institutions were insured up to at least $250,000 per depositor until December 31, 2009. On April 1, 2010, FDIC deposit insurance for all deposit accounts, except for certain retirement accounts, returned to $100,000 per depositor. Insurance coverage for certain retirement accounts, which include all IRA deposit accounts, will remain at $250,000 per depositor. Our cash balance at May 31, 2013 was below the FDIC insurance threshold.

SUBSEQUENT EVENTS	12 Months Ended
May 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 10.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date which the financial statements were available to be issued, and no such events have occurred.

SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Policy)	12 Months Ended
May 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Accounting Basis

Accounting Basis

The Company is currently a development stage enterprise reporting under the provisions of FASB ASC 915, Development Stage Entity. These financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are reported in the balance sheet at cost, which approximates fair value. For the purpose of the financial statements cash equivalents include all highly liquid investments with an original maturity of three months or less when purchased.

Earnings (Loss) per Share

Earnings (Loss) per Share

The Company adopted FASB ASC 260, Earnings per Share. Basic earnings (loss) per share is calculated by dividing the Company's net income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing the Company's net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. There were no diluted or potentially diluted shares outstanding for all periods presented.

Dividends	Dividends The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during the periods shown, and none are contemplated in the near future.
Income Taxes

Income Taxes

The Company adopted FASB ASC 740, Income Taxes, at its inception. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. No deferred tax assets or liabilities were recognized as of May 31, 2013 or 2012, respectively.

Advertising	Advertising The Company will expense advertising as incurred. The advertising since inception has been $0.00.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Cost Recognition	Revenue and Cost Recognition The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.
Related Parties

Related Parties

Related parties, which can be a corporation, individual, investor or another entity are considered to be related if the party has the ability, directly or indirectly, to control the other party or exercise significant influence over the Company in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company has these relationships.

Property

Property

The Company does not own any real estate or other properties. The Company's office is located 108 Flying Mist Isle, Foster City, CA 94404. Our contact number is 650-339-1077. The business office is located at the home of Ethelinda Corpuz, the CEO of the Company, at no charge to the Company. Such costs are immaterial to the financial statements and, accordingly, have not been reflected therein.

GENERAL ORGANIZATION AND BUSINESS (Details) (USD $)	25 Months Ended
May 31, 2013
GENERAL ORGANIZATION AND BUSINESS [Abstract]
Advertising expense	$ 0

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012
INCOME TAXES [Abstract]
Net deferred tax assets	$ 0	$ 0
Operating loss carryforwards	$ 23,672
Operating loss carry-forward expiration date	May 31, 2032

STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended						1 Months Ended
	May 31, 2011	May 31, 2013	Nov. 01, 2012	May 31, 2012	May 01, 2012	May 10, 2011	May 19, 2011 Mr. Marsh [Member]	May 01, 2012 Six Individual Shareholders [Member]	Jun. 02, 2012 Ms. Corpuz [Member]	Nov. 01, 2012 Five Indivdual Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, shares authorized		20,000,000		20,000,000
Preferred Stock, par value per share		$ 0.0001		$ 0.0001
Preferred Stock, shares issued		0		0
Preferred Stock, shares outstanding		0		0
Stock issued for cash, shares							9,000,000	350,000	9,000,000	300,000
Stock issued for cash	$ 9,000						$ 8,100	$ 3,500		$ 3,000
Common Stock, shares issued		9,650,000		9,350,000
Common Stock, shares outstanding		9,650,000		9,350,000
Common Stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized		480,000,000		480,000,000
Common stock subscription receivable							$ 900

GOING CONCERN (Details) (USD $)	1 Months Ended	12 Months Ended		25 Months Ended
	May 31, 2011	May 31, 2013	May 31, 2012	May 31, 2013
GOING CONCERN [Abstract]
Net Loss	$ (3,600)	$ (9,588)	$ (10,484)	$ (23,672)

NOTE PAYABLE (Details) (USD $)	1 Months Ended
Aug. 14, 2012
NOTE PAYABLE [Abstract]
Note payable	$ 3,000
Note payable, interest rate	5.00%

CONCENTRATIONS OF RISKS (Details) (USD $)	May 31, 2013	Apr. 01, 2010
CONCENTRATIONS OF RISKS [Abstract]
Cash balance insured by FDIC per financial institution	$ 250,000	$ 100,000